Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,676,670)	$ (11,801,758)	$ (18,749,163)	$ (7,640,806)
Income from discontinued operations		(377,207)	3,854,599
Loss from continuing operations	(3,676,670)	(12,178,965)	(14,894,564)	(7,640,806)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	307,020	257,440	359,654	218,660
Bad debt provision				42,057
Amortization of debt discount		176,000	176,000	1,190,633
Loss of disposition of asset	3,695
Stock based compensation	588,056	2,435,538	3,793,520	709,000
Non-cash interest expense		696,013	696,013
Amortization of operating lease right-of-use asset	19,268
Changes in operating assets and liabilities:
Accounts receivable	119,298	(4,399)	(107,967)	(168,006)
Prepaid expenses and other assets	7,615	(335,514)	(208,349)	(32,915)
Accounts payable and accrued expenses	(805,038)	95,756	460,829	1,172,306
Accrued interest				135,715
Lease liabilities	(13,610)
Deferred revenue	51,483	(213,218)	16,767	155,157
NET CASH USED IN OPERATING ACTIVITIES - CONTINUING OPERATIONS	(3,398,883)	(9,071,349)	(9,708,097)	(4,218,199)
NET CASH USED IN OPERATING ACTIVITIES - DISCONTINUED OPERATIONS		(995,250)	(858,821)
NET CASH USED IN OPERATING ACTIVITIES	(3,398,883)	(10,066,599)	(10,566,918)	(4,218,199)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(43,108)	(43,109)	(6,600)
Capitalization of software costs	(118,462)	(340,608)	(419,892)	(251,324)
Cash received upon acquisition			4,947,023
Increase in other assets			(525)
Proceeds from sale of fixed asset	275		1,995,634
NET CASH USED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(118,187)	(383,716)	6,479,131	(257,924)
NET CASH PROVIDED BY INVESTING ACTIVITIES - DISCONTINUED OPERATIONS		3,875,529	(33,576)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(118,187)	3,491,813	6,445,555	(257,924)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock, net	1,985,001	300,000	300,000
Common stock reserved and retired in connection with excess tax benefits paid	(193,190)
Proceeds from the sale of Series H-4 preferred stock		6,000,000	6,000,000
Financing costs from the sale of Series H-4 preferred stock and warrants		(101,661)	(101,661)
Proceeds from issuance of common stock in connection with exercise of H-4 warrants	16,667	936,423	936,423
Proceeds from the sale of Series K Warrants			983,333
Financing costs from the sale of Series K warrants			(15,000)
Proceeds from issuance of Series A Preferred Stock and subscription receivable				219,968
Proceeds from issuance of convertible notes and warrants				4,840,000
Offering costs - Convertible Notes				(263,200)
NET CASH PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	1,808,478	7,134,762	8,103,095	4,796,768
NET CASH USED IN FINANCING ACTIVITIES - DISCONTINUED OPERATIONS		(36,329)	(50,263)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,808,478	7,098,433	8,052,832	4,796,768
Net increase (decrease) in cash	(1,708,592)	523,647	3,931,469	320,645
Cash, beginning of period	4,303,480	372,011	372,011	51,366
Cash, end of period	2,594,888	895,658	4,303,480	372,011
SUPPLEMENTAL CASH FLOW INFORMATION:
Issuance of common stock for accrued stock based compensation	4,724
Assets acquired under operating leases	23,040
NON-CASH FINANCING ACTIVITIES:
Fair value of stock warrants issued with convertible notes				2,138,931
Fair value of common stock sold to founders				684,000
Accrued offering costs				122,000
Accrued capitalized software costs				108,979
Stock issued to WPCS Shareholder in the merger, net of cash received of 4,947,023		4,845,200	4,845,200
Series H-4 offering cost paid in H-4 shares and warrants		568,648	568,468
Stock issued for convertible note payable		3,682,502	3,682,502
Stock issued for accrued interest on convertible note payable		159,584	159,584
Deemed dividends on warrant issuances and modification		$ 1,335,872	$ 1,399,656